Investments - Summary (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments
Investment in associate and joint-venture - equity method	BRL 3,316	BRL 3,267
Other investments - at fair value	149,589	127,121	BRL 137,020
Total Investments	BRL 152,905	BRL 130,388